American Century World Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated August 1, 2023 ■ Statement of Additional Information dated April 1, 2023

The following replaces the entry for International Small-Mid Cap in the management fee table under Investment Advisor on page 32 of the Statement of Additional Information:

Fund	Class	Management Fee Rate
International Small-Mid Cap	Investor	1.43%
	G	1.08%

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